OTHER LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - Tower's loans (including current maturities) [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term loan - principal amount	$ 100,118	$ 138,239
Deferred issuance costs		(1,077)
Total long-term loans	100,118	137,162
Capital leases	47,195	15,854
Less - current maturities	(10,814)	(52,661)
Fair value	136,499	100,355
U.S. Dollars [Member]
Debt Instrument [Line Items]
Total long-term loan - principal amount		40,000
JPY [Member]
Debt Instrument [Line Items]
Total long-term loan - principal amount	$ 100,118	$ 98,239